Business Operations - Revenues and Percentage of Consolidated Revenue (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2015
ConocoPhillips [Member] | Maximum [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue from significant customer	10.00%